Pledged Assets and Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

2015
(in millions)
Trading account securities	¥14,248,931
Investment securities	11,202,736
Loans	9,390,280
Other	33,832

Total	¥34,875,779

Pledged Assets Classified by Type of Liabilities [Table Text Block]

2015
(in millions)
Deposits	¥849,356
Call money and funds purchased	803,117
Payables under repurchase agreements and securities lending transactions	19,315,760
Other short-term borrowings and long-term debt	13,612,057
Other	295,489

Total	¥34,875,779